Fair Value Measurements (Changes in Fair Value of Level Three Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Other Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		¥ 9,104	¥ 10,483
Total realized and unrealized gains (losses), included in earnings	[1]	276	(65)
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]		(489)
Purchases		4	139
Sales		(6)	(10)
Settlements		(2,460)	(954)
Ending balance		6,918	9,104
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	[1]	441	(65)
Available-for-sale securities | Japanese corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance			1,310
Transfers out of level 3	[3]		(1,310)
Available-for-sale securities | Foreign corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		27,878	41,177
Total realized and unrealized gains (losses), included in earnings	[1]	465	(307)
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]	131	(84)
Purchases		5,787	12,604
Settlements		(10,435)	(18,540)
Transfers into level 3	[4]	20,863
Transfers out of level 3	[3]	(21,985)	(6,972)
Ending balance		22,704	27,878
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	[1]	219	(468)
Available-for-sale securities | Securitized products
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		83,614	15,192
Total realized and unrealized gains (losses), included in earnings	[1]	562	(3,032)
Total realized and unrealized gains (losses), included in other comprehensive income (loss)	[2]	1	1
Purchases		94,696	74,736
Settlements		(13,601)	(3,283)
Transfers into level 3	[4]	5,284
Transfers out of level 3	[3]	(5,473)
Ending balance		165,083	83,614
Changes in unrealized gains (losses) relating to instruments still held at reporting date included in earnings	[1]	¥ 510	¥ (2,278)

[1]	Earning effects are included in financial services revenue in the consolidated statements of income.
[2]	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.
[3]	Certain corporate bonds and certain securitized products were transferred out of level 3 because observable market data became available.
[4]	Certain corporate bonds and certain securitized products were transferred into level 3 because differences between the fair value determined by indicative quotes from dealers and the fair value determined by internally developed prices became significant and the observability of the inputs used decreased.